SCHEDULE OF INCOME TAXES BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
UNITED STATES
Loss before provision for income taxes	$ (10,626,275)	$ (24,207,685)